INCOME TAXES, Reconciliation of Effective Income Tax Rate and Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of Effective Income Tax Rate and Provision [Abstract]
(Loss) income before income tax expenses	$ (11,814,077)	$ 2,936,488	$ 3,795,566
Tax at applicable income tax rate (16.5%)	(1,949,323)	484,521	626,268
Tax effect of different tax rates in other jurisdictions	429,401	(76,256)	(3,151)
Tax effect on non-taxable income	(289)	(404)	(828)
Tax effect on under (over) provision in respect of prior year, net	76,902	0	0
Tax effect on non-deductible expenses	114,159	32,073	92,572
Tax effect on change in valuation allowance	1,482,578	0	0
Income tax expense	$ 153,428	$ 439,934	$ 714,861
Statutory tax rate	16.50%